Note 15 - Parent Company Only Condensed Financial Information (Detail) - Condensed Statements of Condition (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Cash and cash equivalents	$ 45,651	$ 51,630	$ 59,751	$ 15,670
Other assets	6,705	6,076
Total assets	769,223	804,177	851,514
Liabilities
Subordinated debentures	13,500	13,500
Other liabilities	14,285
Total liabilities	693,403	732,334
Shareholders’ Equity
Total shareholders’ equity	75,820	71,843	68,128	66,521
Total liabilities and shareholders’ equity	769,223	804,177
Parent Company [Member]
Cash and cash equivalents	1,700	1,462
Investment in subsidiaries	87,950	84,038
Notes receivable - subsidiaries	3,423	3,743
Other assets	310	406
Total assets	93,383	89,649
Liabilities
Notes payable	3,526	3,748
Subordinated debentures	13,500	13,500
Other liabilities	537	558
Total liabilities	17,563	17,806
Shareholders’ Equity
Total shareholders’ equity	75,820	71,843
Total liabilities and shareholders’ equity	$ 93,383	$ 89,649